Financial Instruments (Details) - USD ($)	Aug. 31, 2023	Nov. 30, 2022	May 31, 2022	Sep. 10, 2018
Financial Liabilities
Convertible Debentures, Carrying Amount	$ 1,800,000	$ 1,800,000
Convertible Debentures, Fair Value	1,763,312	1,753,406	$ 1,050,000	$ 500,000
Promissory Notes Payable, Carrying Amount	375,252	360,514
Promissory Notes Payable, Fair Value	$ 375,252	$ 360,514